Rule 497(e)

File No. 333-146827

Innovator ETFs® Trust

(the “Trust”)

Innovator Emerging Markets Power Buffer ETF™ – October

Innovator Equity Defined Protection ETF® – 1 Yr October

Innovator Growth Accelerated Plus ETF®– October

Innovator Growth-100 Power Buffer ETF™ – October

Innovator International Developed Power Buffer ETF™ – October

Innovator U.S. Equity Accelerated 9 Buffer ETF™– October

Innovator U.S. Equity Accelerated Plus ETF®– October

Innovator U.S. Equity Buffer ETF™ – October

Innovator U.S. Equity Power Buffer ETF™ – October

Innovator U.S. Equity Ultra Buffer ETF™ – October

Innovator U.S. Small Cap Power Buffer ETF™ – October

(each, a “Fund” and together, the “Funds”)

Supplement to Each Fund’s Prospectus

Dated February 27, 2025, February 28, 2025 or March 5, 2025

September 23, 2025

As described in detail in each Fund’s prospectus, an investment in shares of a Fund is subject to an upside return cap (the “Cap”) that represents the maximum percentage return an investor can achieve from an investment in the Fund for the Outcome Period of approximately one year. The current Outcome Period will end on September 30, 2025, and each Fund will commence a new Outcome Period that will begin on October 1, 2025 and end on September 30, 2026. Each Fund’s Cap will not be determined until the start of the new Outcome Period. At the commencement of the new Outcome Period, each Fund will file a supplement to its prospectus that will include the actual Cap for the new Outcome Period, which may be higher or lower than the estimated Cap ranges set forth below. As of September 23, 2025, the expected range of each Fund’s Cap is set forth below.

Fund Name	Ticker	Estimated Cap Range
Innovator Emerging Markets Power Buffer ETF™ – October	EOCT	10.46% – 14.46% (9.57% – 13.57% after taking into account the Fund’s unitary management fee)
Innovator Equity Defined Protection ETF® – 1 Yr October	ZOCT	6.18% – 6.78% (5.39% – 5.99% after taking into account the Fund’s unitary management fee)

Innovator Growth Accelerated Plus ETF® – October	QTOC	17.04% – 20.04% (16.25% – 19.25% after taking into account the Fund’s unitary management fee)
Innovator Growth-100 Power Buffer ETF™ – October	NOCT	12.45% – 15.45% (11.66% – 14.66% after taking into account the Fund’s unitary management fee)
Innovator International Developed Power Buffer ETF™ – October	IOCT	10.32% – 15.32% (9.47% – 14.47% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Accelerated 9 Buffer ETF™ – October	XBOC	10.46% – 12.46% (9.67% – 11.67% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Accelerated Plus ETF® – October	XTOC	13.08% – 16.08% (12.29% – 15.29% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Buffer ETF™ – October	BOCT	14.62% –15.62% (13.83% – 14.83% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Power Buffer ETF™ – October	POCT	11.19% – 12.19% (10.40% – 11.40% after taking into account the Fund’s unitary management fee)
Innovator U.S. Equity Ultra Buffer ETF™ – October	UOCT	10.44% – 11.44% (9.65% – 10.65% after taking into account the Fund’s unitary management fee)
Innovator U.S. Small Cap Power Buffer ETF™ – October	KOCT	14.95% – 17.95% (14.16% – 17.16% after taking into account the Fund’s unitary management fee)

Please Keep This Supplement With Your Prospectus For Future Reference